LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES
LOANS AND ALLOWANCE FOR LOAN LOSSES
The following table summarizes our loan portfolio by type of loan at December 31:

	2017	2016
Commercial and industrial	$197,508	$223,712
Real estate:
Construction and development	196,774	129,631
Commercial real estate	418,137	368,077
Farmland	59,023	62,366
1-4 family residential	374,371	361,665
Multi-family residential	36,574	26,079
Consumer	51,267	53,177
Agricultural	25,596	18,901
Overdrafts	294	317
Total loans	1,359,544	1,243,925
Net of:
Deferred loan fees	1,094	1,210
Allowance for loan losses	(12,859)	(11,484)
Total net loans	$1,347,779	$1,233,651

In 2016, the Company acquired overdrafts and recorded as loans with a fair value and gross contractual fair value of $2 as part of the acquisition of the Denton branch. All loans acquired in 2016 were classified as acquired performing loans.
The Company has entered into transactions, at prevailing market rates and terms, with certain directors, executive officers, significant shareholders and their affiliates. Loans to such related parties at December 31, 2017 and December 31, 2016, totaled $44,506 and $29,436, respectively. Unfunded commitments to such related parties at December 31, 2017 totaled $8,416.
Loans to principal officers, directors, and their affiliates during the year ended December 31, 2017, was as follows:

2017
Beginning balance	$29,436
New loans	38,564
Repayments	(23,494)
Ending balance	$44,506

The following table presents the activity in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method for the years ended December 31, 2017, 2016 and 2015:

December 31, 2017	Commercial and industrial	Construction and development	Commercial real estate	Farmland	1-4 family residential	Multi-family residential	Consumer	Agricultural	Overdrafts	Total
Allowance for loan losses:
Beginning balance	$1,592	$1,161	$3,264	$482	$3,960	$281	$585	$153	$6	$11,484
Provision for loan losses	272	563	1,405	41	(418)	348	253	276	110	2,850
Loans charged-off	(1,080)	—	(84)	—	(543)	—	(344)	(242)	(165)	(2,458)
Recoveries	797	—	—	—	23	—	108	—	55	983
Ending balance	$1,581	$1,724	$4,585	$523	$3,022	$629	$602	$187	$6	$12,859
Allowance ending balance:
Individually evaluated for impairment	$17	$—	$27	$85	$5	$—	$—	$—	$—	$134
Collectively evaluated for impairment	1,564	1,724	4,558	438	3,017	629	602	187	6	12,725
Ending balance	$1,581	$1,724	$4,585	$523	$3,022	$629	$602	$187	$6	$12,859
Loans:
Individually evaluated for impairment	$463	$—	$4,258	$163	$842	$217	$—	$397	$—	$6,340
Collectively evaluated for impairment	197,045	196,774	413,879	58,860	373,529	36,357	51,267	25,199	294	1,353,204
Ending balance	$197,508	$196,774	$418,137	$59,023	$374,371	$36,574	$51,267	$25,596	$294	$1,359,544

December 31, 2016	Commercial and industrial	Construction and development	Commercial real estate	Farmland	1-4 family residential	Multi-family residential	Consumer	Agricultural	Overdrafts	Total
Allowance for loan losses:
Beginning balance	$1,878	$1,004	$2,106	$400	$2,839	$325	$562	$138	$11	$9,263
Provision for loan losses	910	162	1,158	82	1,117	(44)	171	15	69	3,640
Loans charged-off	(1,213)	(9)	—	—	(71)	—	(269)	—	(200)	(1,762)
Recoveries	17	4	—	—	75	—	121	—	126	343
Ending balance	$1,592	$1,161	$3,264	$482	$3,960	$281	$585	$153	$6	$11,484
Allowance ending balance:
Individually evaluated for impairment	$64	$—	$—	$47	$108	$—	$34	$—	$—	$253
Collectively evaluated for impairment	1,528	1,161	3,264	435	3,852	281	551	153	6	11,231
Ending balance	$1,592	$1,161	$3,264	$482	$3,960	$281	$585	$153	$6	$11,484
Loans:
Individually evaluated for impairment	$231	$1,825	$1,196	$258	$2,588	$5	$200	$15	$—	$6,318
Collectively evaluated for impairment	223,481	127,806	366,881	62,108	359,077	26,074	52,977	18,886	317	1,237,607
Ending balance	$223,712	$129,631	$368,077	$62,366	$361,665	$26,079	$53,177	$18,901	$317	$1,243,925

December 31, 2015	Commercial and industrial	Construction and development	Commercial real estate	Farmland	1-4 family residential	Multi-family residential	Consumer	Agricultural	Overdrafts	Total
Allowance for loan losses:
Beginning balance	$1,473	$615	$1,870	$387	$2,395	$232	$593	$137	$19	$7,721
Provision for loan losses	577	395	289	(83)	651	93	138	1	114	2,175
Loans charged-off	(192)	(6)	(53)	—	(215)	—	(219)	(1)	(227)	(913)
Recoveries	20	—	—	96	8	—	50	1	105	280
Ending balance	$1,878	$1,004	$2,106	$400	$2,839	$325	$562	$138	$11	$9,263
Allowance ending balance:
Individually evaluated for impairment	$316	$—	$—	$47	$63	$—	$101	$—	$—	$527
Collectively evaluated for impairment	1,562	1,004	2,106	353	2,776	325	461	138	11	8,736
Ending balance	$1,878	$1,004	$2,106	$400	$2,839	$325	$562	$138	$11	$9,263
Loans:
Individually evaluated for impairment	$3,592	$—	$77	$251	$2,064	$—	$98	$—	$—	$6,082
Collectively evaluated for impairment	178,124	122,904	301,833	47,417	310,242	30,395	50,543	19,524	313	1,061,295
Ending balance	$181,716	$122,904	$301,910	$47,668	$312,306	$30,395	$50,641	$19,524	$313	$1,067,377

Credit Quality
The Company closely monitors economic conditions and loan performance trends to manage and evaluate the exposure to credit risk. Key factors tracked by the Company and utilized in evaluating the credit quality of the loan portfolio include trends in delinquency ratios, the level of nonperforming assets, borrower’s repayment capacity, and collateral coverage.
Assets are graded “pass” when the relationship exhibits acceptable credit risk and indicates repayment ability, tolerable collateral coverage and reasonable performance history. Lending relationships exhibiting potentially significant credit risk and marginal repayment ability and/or asset protection are graded “special mention.” Assets classified as “substandard” are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness that jeopardizes the liquidation of the debt. Substandard graded loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Assets graded “doubtful” are substandard graded loans that have added characteristics that make collection or liquidation in full improbable. The Company typically measures impairment based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, or based on the loan’s observable market price or the fair value of the collateral if the loan is collateral-dependent.

The following tables summarize the credit exposure in the Company's consumer and commercial loan portfolios as of:

December 31, 2017	Commercial and industrial	Construction and development	Commercial real estate	Farmland	1-4 family residential	Multi-family residential	Consumer and Overdrafts	Agricultural	Total
Grade:
Pass	$196,890	$196,515	$412,488	$58,623	$373,154	$16,073	$51,409	$24,650	$1,329,802
Special mention	348	259	1,135	226	442	20,284	65	454	23,213
Substandard	270	—	4,514	174	775	217	87	492	6,529
Doubtful	—	—	—	—	—	—	—	—	—
Total	$197,508	$196,774	$418,137	$59,023	$374,371	$36,574	$51,561	$25,596	$1,359,544

December 31, 2016	Commercial and industrial	Construction and development	Commercial real estate	Farmland	1-4 family residential	Multi-family residential	Consumer and Overdrafts	Agricultural	Total
Grade:
Pass	$218,690	$127,802	$360,591	$61,717	$352,196	$25,871	$52,320	$17,965	$1,217,152
Special mention	4,299	4	2,021	248	4,311	—	524	478	11,885
Substandard	706	1,825	5,465	401	5,121	208	568	458	14,752
Doubtful	17	—	—	—	37	—	82	—	136
Total	$223,712	$129,631	$368,077	$62,366	$361,665	$26,079	$53,494	$18,901	$1,243,925

The following table summarizes the payment status of loans in the Company’s total loan portfolio, including an aging of delinquent loans, loans 90 days or more past due continuing to accrue interest and loans classified as nonperforming as of:

December 31, 2017	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days and Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
Commercial and industrial	$1,273	$93	$17	$1,383	$196,125	$197,508	$—
Real estate:
Construction and development	117	—	—	117	196,657	196,774	—
Commercial real estate	192	265	1,067	1,524	416,613	418,137	—
Farmland	139	—	6	145	58,878	59,023	—
1-4 family residential	3,998	416	800	5,214	369,157	374,371	—
Multi-family residential	—	—	217	217	36,357	36,574	—
Consumer	381	69	87	537	50,730	51,267	—
Agricultural	204	2	—	206	25,390	25,596	—
Overdrafts	—	—	—	—	294	294	—
Total	$6,304	$845	$2,194	$9,343	$1,350,201	$1,359,544	$—

December 31, 2016	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days and Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
Commercial and industrial	$941	$105	$25	$1,071	$222,641	$223,712	$—
Real estate:
Construction and development	73	—	1,825	1,898	127,733	129,631	—
Commercial real estate	1,629	32	134	1,795	366,282	368,077	—
Farmland	100	26	7	133	62,233	62,366	—
1-4 family residential	3,724	803	1,041	5,568	356,097	361,665	—
Multi-family residential	207	49	—	256	25,823	26,079	—
Consumer	613	205	87	905	52,272	53,177	—
Agricultural	59	—	15	74	18,827	18,901	—
Overdrafts	—	—	—	—	317	317	—
Total	$7,346	$1,220	$3,134	$11,700	$1,232,225	$1,243,925	$—

The following table presents the nonaccrual loans by category as of December 31:

	2017	2016
Commercial and industrial	$77	$82
Real estate:
Construction and development	—	1,825
Commercial real estate	1,422	415
Farmland	163	176
1-4 family residential	1,937	1,699
Multi-family residential	217	5
Consumer	138	192
Agricultural	50	15
Total	$4,004	$4,409

If interest on nonaccrual loans had been accrued, such income would have been approximately $173 and $24 for the years ended December 31, 2017 and 2016, respectively. There were no commitments to lend additional funds to borrowers whose loans were classified as impaired.
Impaired Loans and Troubled Debt Restructurings
A troubled debt restructuring (“TDR”) is a restructuring in which a bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with original contractual terms of the loan. Loans with insignificant delays or insignificant short falls in the amount of payments expected to be collected are not considered to be impaired. Loans defined as individually impaired, based on applicable accounting guidance, include larger balance nonperforming loans and TDRs.

The outstanding balances of TDRs are shown below at December 31:

	2017	2016
Nonaccrual TDRs	$—	$43
Performing TDRs	657	462
Total	$657	$505
Specific reserves on TDRs	$17	$4

The following tables present loans by class modified as TDRs that occurred during the years ended:

December 31, 2017	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial and industrial	2	$381	$364
Commercial real estate		—	—
Consumer	—	—	—
1-4 family residential	1	11	11
Farmland	—	—	—
Multi-family residential	—	—	—
Agricultural	—	—	—
Total	3	$392	$375
There were no TDRs that subsequently defaulted in 2017. The TDRs described above did not increase the allowance for loan losses and resulted in no charge-offs during the year ended December 31, 2017.

December 31, 2016	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial and industrial	1	$90	$90
1-4 family residential	3	248	244
Total	4	$338	$334

There were no TDRs that subsequently defaulted in 2016.  The TDRs described above did not increase the allowance for loan losses and resulted in no charge-offs during the year ended December 31, 2016.

The following table presents information about the Company’s impaired loans as of December 31, 2017:

December 31, 2017	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment
With no related allowance recorded:
Commercial and industrial	$437	$437	$—	$434
Real estate:
Construction and development	—	—	—	311
Commercial real estate	3,979	3,979	—	4,230
Farmland	6	6	—	90
1-4 family residential	681	681	—	1,096
Multi-family residential	217	217	—	180
Consumer	—	—	—	61
Agricultural	397	397	—	384
Subtotal	5,717	5,717	—	6,786
With allowance recorded:
Commercial and industrial	26	26	17	315
Real estate:
Construction and development	—	—	—	7
Commercial real estate	279	279	27	505
Farmland	157	157	85	131
1-4 family residential	161	161	5	754
Multi-family residential	—	—	—	19
Consumer	—	—	—	42
Agricultural	—	—	—	180
Subtotal	623	623	134	1,953
Total	$6,340	$6,340	$134	$8,739

The following table presents information about the Company’s impaired loans as of December 31, 2016:

December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
With no related allowance recorded:
Commercial and industrial	$28	$28	$—	$809
Real estate:
Construction and development	1,825	1,825	—	172
Commercial real estate	1,196	1,196	—	871
Farmland	89	89	—	109
1-4 family residential	1,799	1,799	—	1,575
Multi-family residential	5	5	—	2
Consumer	105	105	—	89
Agricultural	15	15	—	68
Subtotal	5,062	5,062	—	3,695
With allowance recorded:
Commercial and industrial	203	203	64	3,153
Real estate:
Construction and development	—	—	—	—
Commercial real estate	—	—	—	—
Farmland	169	169	47	169
1-4 family residential	789	789	108	639
Multi-family residential	—	—	—	—
Consumer	95	95	34	155
Agricultural	—	—	—	2
Subtotal	1,256	1,256	253	4,118
Total	$6,318	$6,318	$253	$7,813

During the years ended December 31, 2017, 2016 and 2015, total interest income and cash-based interest income recognized on impaired loans was minimal.